Intangible Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Acquired Finite Lived Intangible Assets [Line Items]
Total amortization	$ 25,350	$ 58,496
Above Market Leases
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	19,061
Year Two	$ 6,289